Guarantees, Commitments, and Contingencies - Operating Leases Maturity Schedule (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 6,975
2023	6,853
2024	6,648
2025	6,403
2026	6,448
Thereafter	22,631
Total	$ 55,958